Fair Value Measurements Disclosure: Summary of the changes in fair value (Tables)	Dec. 31, 2020
Tables/Schedules
Summary of the changes in fair value

	December 31,	December 31,
	2020	2019

Fair value at beginning of period	$396,220	$-0-

New issuances	55,000	715,853
Gain on extinguishment of debt	224,985	-
Change in fair value	(474,775)	(319,633)

Fair value at end of period	$201,430	$396,220